TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Trade Receivables and Other Current Assets
Brookfield Renewable's trade receivables and other current assets are as follows:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Trade receivables	$333	$339
Prepaids and others	82	114
Other short-term receivables	104	109
Current portion of contract asset	47	45
	$566	$607